9. COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCostOfSalesLineItems [Line Items]
Inventory, beginning	$ 137	$ 113	$ 164
Charges for the year	2,048	1,991	1,523
Gain on monetary position	1	0	0
Less: Inventories at the end of the year	(153)	(137)	(113)
Total cost of sales	2,032	1,967	1,574
Purchases of inventories, energy and gas
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	1,305	1,224	874
Salaries and social security charges
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	163	181	202
Benefits to the employees
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	9	6	7
Accrual of defined benefit plans
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	7	4	7
Work contracts, fees and compensation for services
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	103	98	84
Depreciation of property, plant and equipment
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	232	206	195
Intangible assets amortization
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	7	7	1
Right-of-use assets amortization
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	2	0	0
Transport of energy
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	4	4	3
Transportation and freights
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	18	14	3
Consumption of materials
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	48	64	29
Penalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	25	56	11
Maintenance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	27	24	18
Canons and Royalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	59	74	56
Environmental control
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	3	5	3
Rental and insurance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	21	13	11
Surveillance and security
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	6	6	6
Taxes, rates and contributions
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	4	5	3
Other
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	$ 5	$ 0	$ 10